- Recognized amounts of assets acquired and liabilities assumed (Details) € in Thousands, $ in Thousands	Dec. 31, 2019 EUR (€)	Jul. 01, 2019 EUR (€)	Jul. 01, 2019 USD ($)	Dec. 31, 2018 EUR (€)	[1]	Nov. 02, 2017 EUR (€)
Disclosure of detailed information about business combination [line items]
Goodwill	€ 158,228			€ 20,804
Zoosk, Inc.
Disclosure of detailed information about business combination [line items]
Goodwill		€ 135,630
Intangible assets		109,710
Property, plant and equipment		7,268
Non-current assets		25,974
Trade receivables		7,215
Other current assets		2,459
Cash and cash equivalents		5,820
TOTAL ASSETS		294,076
Current liabilities		(22,545)
Other liabilities		(33,156)
Deferred income		(7,347)
Net assets acquired		€ 231,028	$ 262,193
Spark Networks, Inc.
Disclosure of detailed information about business combination [line items]
Goodwill						€ 20,453
Intangible assets						6,243
Property, plant and equipment						81
Non-current assets						27
Trade receivables						336
Other current assets						1,424
Cash and cash equivalents						6,606
TOTAL ASSETS						35,170
Current liabilities						(4,071)
Other liabilities						(41)
Deferred income						(1,559)
Net assets acquired						€ 29,499

[1]	(1) Comparative figures for the year ended December 31, 2018 were restated for errors. For further information, see Note 8.4.